GENERAL AND ADMINISTRATIVE EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of general and administrative expenses [Line Items]
Management fee to related party	$ 0	$ 500	$ 363
Directors and officers insurance	80	74	86
Salaries and wages	6,560	3,282	2,904
Audit, legal and consultants	5,575	1,007	1,099
Legal fees - Nordic Galaxy	0	0	2,362
Administrative services provided by related party	0	3,930	3,821
Other fees and expenses	4,213	1,718	1,631
Compensation - Restricted shares to Manager	0	1,540	67
Share-based compensation	2,093	1,258	1,320
Deferred compensation plan	1,033	1,391	1,741
Total, end of period	19,555	14,700	15,394
Deferred group benefit plan liability	12,154	11,267
Scandic [Member]
Schedule of general and administrative expenses [Line Items]
Audit, legal and consultants	2,500
Other fees and expenses	1,100
Gulf Navigation Holding PSJ [Member]
Schedule of general and administrative expenses [Line Items]
Audit, legal and consultants	1,000
Subsidiaries [Member]
Schedule of general and administrative expenses [Line Items]
Other fees and expenses	2,200
Deferred compensation plan	300
Deferred group benefit plan liability	$ 100